UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

July 31, 2007

1.804853.103

CAI-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 55.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Diversified Media - 0.2%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30	$ 32,090	$ 19,735
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (e)	5,410	4,828
ON Semiconductor Corp. 0% 4/15/24	840	1,078
		5,906
TOTAL CONVERTIBLE BONDS		25,641
Nonconvertible Bonds - 55.4%
Aerospace - 0.7%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	3,638
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (e)	13,910	13,771
8.875% 4/1/15 pay-in-kind (e)	13,910	13,632
9.75% 4/1/17 (e)	13,910	13,771
Hexcel Corp. 6.75% 2/1/15	10,710	10,067
Orbimage Holdings, Inc. 14.88% 7/1/12 (f)	8,010	8,571
		63,450
Air Transportation - 0.1%
AMR Corp. 10.2% 3/15/20	2,750	2,647
Continental Airlines, Inc. 6.903% 4/19/22	4,070	3,826
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	4,524
10% 8/15/08 (a)	6,280	408
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	903
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	650
8.875% 6/1/06 (a)	5,900	649
		13,607
Automotive - 4.2%
Affinia Group, Inc. 9% 11/30/14	10,625	10,094
Delco Remy International, Inc.:
9.375% 4/15/12 (c)	2,475	2,302
11% 5/1/09 (c)	2,990	2,781
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC 9.875% 8/10/11	$ 32,570	$ 32,981
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	35,114
6.875% 9/15/11	21,825	19,970
6.875% 8/28/12	26,735	24,592
8% 11/1/31	169,950	159,730
General Motors Corp. 8.375% 7/15/33	101,325	84,100
Visteon Corp. 7% 3/10/14	24,960	19,469
		391,133
Broadcasting - 0.5%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	15,770	16,085
10.375% 9/1/14 (e)	27,135	28,763
		44,848
Building Materials - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (e)	5,190	5,398
General Cable Corp. 7.125% 4/1/17	3,350	3,149
		8,547
Cable TV - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	5,880
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	77,548	76,579
11% 10/1/15	7,175	7,067
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	15,790	15,948
CSC Holdings, Inc.:
7.25% 4/15/12	20,160	18,346
7.625% 4/1/11	6,460	6,185
7.625% 7/15/18	79,638	70,878
7.875% 12/15/07	1,000	995
7.875% 2/15/18	40,365	35,925
EchoStar Communications Corp.:
6.375% 10/1/11	15,465	14,692
6.625% 10/1/14	34,270	31,100
7% 10/1/13	16,420	15,640
7.125% 2/1/16	20,950	19,065
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
iesy Repository GmbH 10.375% 2/15/15 (e)	$ 4,660	$ 4,637
NTL Cable PLC:
8.75% 4/15/14	24,485	25,587
9.125% 8/15/16	13,745	14,157
Telenet Group Holding NV 0% 6/15/14 (d)(e)	36,895	35,604
Videotron Ltee 6.875% 1/15/14	3,630	3,394
		401,679
Capital Goods - 0.6%
Blount, Inc. 8.875% 8/1/12	6,070	5,949
Chart Industries, Inc. 9.125% 10/15/15	4,970	5,119
Invensys PLC 9.875% 3/15/11 (e)	246	257
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	3,800	3,572
9.5% 8/1/14	18,130	17,586
11.75% 8/1/16	21,570	21,570
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,534
		57,587
Chemicals - 1.1%
Huntsman LLC 11.625% 10/15/10	2,465	2,613
MacDermid, Inc. 9.5% 4/15/17 (e)	2,460	2,276
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (e)	19,900	18,905
10.125% 12/1/14 pay-in-kind (e)	46,415	43,398
11.5% 12/1/16 (e)	28,710	26,987
Phibro Animal Health Corp. 10% 8/1/13 (e)	1,910	1,872
Sterling Chemicals, Inc. 10.25% 4/1/15 (e)	7,980	8,140
		104,191
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	675
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,706
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	1,686
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)	15,460	14,532
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,295
		22,894
Containers - 0.9%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,683
BWAY Corp. 10% 10/15/10	9,210	9,394
Constar International, Inc. 11% 12/1/12	11,545	9,351
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 2,469	$ 2,123
7.5% 12/15/96	17,610	13,912
8% 4/15/23	6,295	5,697
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	3,861
7.75% 5/15/11	3,150	3,213
8.25% 5/15/13	10,790	10,790
Tekni-Plex, Inc. 10.875% 8/15/12	4,620	5,013
Vitro SAB de CV:
8.625% 2/1/12 (e)	4,980	4,893
9.125% 2/1/17 (e)	10,510	10,326
		81,256
Diversified Financial Services - 0.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (e)	6,080	6,156
CHR Intermediate Holding Corp. 12.61% 6/1/13 pay-in-kind (e)(f)	7,070	6,999
E*TRADE Financial Corp. 7.375% 9/15/13	5,420	5,447
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,066
		20,668
Diversified Media - 1.0%
Affinion Group, Inc. 11.5% 10/15/15	12,915	12,947
CanWest Media, Inc. 8% 9/15/12	4,040	3,858
Liberty Media Corp.:
5.7% 5/15/13	25,030	22,809
8.25% 2/1/30	27,130	25,867
8.5% 7/15/29	25,045	24,734
		90,215
Electric Utilities - 1.7%
AES Gener SA 7.5% 3/25/14	14,980	15,167
Aquila, Inc. 14.875% 7/1/12	7,225	8,995
Chivor SA E.S.P. 9.75% 12/30/14 (e)	11,230	12,241
Edison Mission Energy:
7.5% 6/15/13	16,330	15,575
7.75% 6/15/16	16,330	15,411
Intergen NV 9% 6/30/17 (e)	43,300	42,434
Reliant Energy, Inc.:
7.625% 6/15/14	24,930	23,684
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Reliant Energy, Inc.: - continued
7.875% 6/15/17	$ 19,800	$ 18,810
Tenaska Alabama Partners LP 7% 6/30/21 (e)	5,260	5,155
Utilicorp United, Inc. 9.95% 2/1/11 (f)	175	184
		157,656
Energy - 4.7%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	10,303
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,841
Berry Petroleum Co. 8.25% 11/1/16	13,210	12,649
Chaparral Energy, Inc.:
8.5% 12/1/15	10,400	9,360
8.875% 2/1/17 (e)	9,600	8,688
Chesapeake Energy Corp.:
6.5% 8/15/17	38,930	35,962
6.875% 11/15/20	12,985	12,092
7.5% 9/15/13	2,000	2,000
7.625% 7/15/13	19,570	19,619
Colorado Interstate Gas Co. 6.8% 11/15/15	22,370	23,041
Complete Production Services, Inc. 8% 12/15/16	21,190	20,131
Enron Corp.:
Series A, 8.375% 5/23/05 (c)	15,020	4,356
6.4% 7/15/06 (c)	3,270	899
6.625% 11/15/05 (c)	13,290	3,655
6.725% 11/17/08 (c)(f)	4,095	1,085
6.75% 8/1/09 (c)	3,320	913
6.875% 10/15/07 (c)	8,050	2,214
6.95% 7/15/28 (c)	7,270	1,927
7.125% 5/15/49 (c)	1,390	382
7.375% 5/15/19 (c)	8,400	2,289
7.875% 6/15/03 (c)	1,390	382
9.125% 4/1/03 (c)	285	78
9.875% 6/5/03 (c)	1,268	349
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,240
Hanover Compressor Co. 7.5% 4/15/13	2,300	2,392
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,227
InterNorth, Inc. 9.625% 3/16/06 (c)	5,575	1,533
Mariner Energy, Inc. 8% 5/15/17	7,240	6,842
Ocean Rig Norway AS 8.375% 7/1/13 (e)	4,730	4,683
OPTI Canada, Inc. 7.875% 12/15/14 (e)	28,570	28,179
Petrohawk Energy Corp. 9.125% 7/15/13	26,090	27,102
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Pogo Producing Co.:
6.875% 10/1/17	$ 18,560	$ 18,675
7.875% 5/1/13	11,500	11,558
Range Resources Corp. 7.375% 7/15/13	5,530	5,475
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	37,420
8% 3/1/32	20,945	23,511
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,527
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	5,140	5,140
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,982
7.5% 4/1/17	6,635	7,224
7.625% 4/1/37	7,450	8,083
8.375% 6/15/32	6,100	7,091
Venoco, Inc. 8.75% 12/15/11	6,840	6,840
W&T Offshore, Inc. 8.25% 6/15/14 (e)	28,470	26,904
		430,843
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	11,052
Environmental - 0.3%
Allied Waste North America, Inc. 7.125% 5/15/16	11,465	10,791
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	399
7.4% 9/15/35	17,991	15,832
		27,022
Food and Drug Retail - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,900	5,317
Rite Aid Corp.:
9.375% 12/15/15 (e)	15,040	13,235
9.5% 6/15/17 (e)	22,580	20,096
		38,648
Food/Beverage/Tobacco - 0.3%
Leiner Health Products, Inc. 11% 6/1/12	2,870	2,468
Michael Foods, Inc. 8% 11/15/13	2,690	2,663
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 4,540	$ 4,608
Smithfield Foods, Inc. 7.75% 7/1/17	15,280	14,554
		24,293
Gaming - 1.0%
Mandalay Resort Group 6.5% 7/31/09	16,415	16,169
MGM Mirage, Inc.:
6% 10/1/09	5,030	4,904
6.625% 7/15/15	20,645	18,839
6.75% 9/1/12	6,315	5,873
6.75% 4/1/13	4,430	4,076
6.875% 4/1/16	2,280	2,024
7.5% 6/1/16	10,195	9,354
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,089
Scientific Games Corp. 6.25% 12/15/12	3,050	2,905
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (e)	8,350	7,849
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	4,965	3,674
9% 1/15/12	2,645	2,605
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	3,451	3,520
		90,881
Healthcare - 2.4%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	12,968
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (e)	27,990	25,191
CRC Health Group, Inc. 10.75% 2/1/16	7,690	8,075
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,379
HCA, Inc.:
9.125% 11/15/14 (e)	19,480	19,285
9.25% 11/15/16 (e)	19,870	19,671
9.625% 11/15/16 pay-in-kind (e)	49,665	49,293
Invacare Corp. 9.75% 2/15/15	7,340	6,991
Mylan Laboratories, Inc. 6.375% 8/15/15	3,280	3,280
Rural/Metro Corp. 9.875% 3/15/15	6,115	5,809
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,400
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,446
Sun Healthcare Group, Inc. 9.125% 4/15/15 (e)	1,550	1,538
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	13,564
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
U.S. Oncology, Inc. 9% 8/15/12	$ 6,330	$ 6,330
Vanguard Health Holding Co. II LLC 9% 10/1/14	31,860	28,674
		225,894
Homebuilding/Real Estate - 2.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,240	11,200
8.125% 6/1/12	12,730	12,221
BF Saul REIT 7.5% 3/1/14	12,505	12,411
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,070
Realogy Corp.:
10.5% 4/15/14 (e)	84,050	74,805
11% 4/15/14 pay-in-kind (e)	59,750	50,190
12.375% 4/15/15 (e)	25,705	20,564
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	29,430	28,326
		216,787
Hotels - 0.2%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,124
8% 11/15/13	8,460	8,291
		14,415
Leisure - 0.8%
Six Flags, Inc.:
9.625% 6/1/14	5,035	3,827
9.75% 4/15/13	33,785	26,352
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	19,749	18,169
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	8,532
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,066
		69,946
Metals/Mining - 2.6%
Aleris International, Inc. 9% 12/15/14 (e)	12,670	11,910
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,353
Compass Minerals International, Inc. 0% 12/15/12 (d)	18,715	18,902
Drummond Co., Inc. 7.375% 2/15/16 (e)	11,870	10,742
FMG Finance Property Ltd.:
10% 9/1/13 (e)	9,760	10,443
10.625% 9/1/16 (e)	9,760	11,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 13,060	$ 13,354
8.25% 4/1/15	20,280	20,939
8.375% 4/1/17	59,290	61,958
Massey Energy Co. 6.875% 12/15/13	18,850	16,494
Peabody Energy Corp.:
7.375% 11/1/16	26,690	25,889
7.875% 11/1/26	26,690	25,489
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (e)(f)	8,090	8,009
		243,560
Paper - 0.1%
Glatfelter 7.125% 5/1/16	2,400	2,328
NewPage Corp. 11.6063% 5/1/12 (f)	8,670	9,017
		11,345
Publishing/Printing - 1.5%
Haights Cross Communications, Inc. 0% 8/15/11 (d)	9,350	7,013
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,106
The Reader's Digest Association, Inc. 9% 2/15/17 (e)	14,730	12,521
TL Acquisitions, Inc.:
0% 7/15/15 (d)(e)	27,685	20,210
10.5% 1/15/15 (e)	97,770	90,682
		140,532
Railroad - 0.5%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (e)	8,690	8,212
7.625% 12/1/13 (e)	7,670	7,517
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,578
9.5% 10/1/08	5,910	6,028
TFM SA de CV 9.375% 5/1/12	16,130	16,816
		46,151
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	14,495	14,223
OSI Restaurant Partners, Inc. 10% 6/15/15 (e)	22,300	19,290
		33,513
Services - 2.7%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
FTI Consulting, Inc.:
7.625% 6/15/13	$ 3,280	$ 3,149
7.75% 10/1/16	5,990	5,810
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	29,550
7.75% 1/15/15	26,235	24,267
8.625% 4/1/13	6,225	6,132
8.75% 7/15/18	42,365	41,094
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	29,310
KAR Holdings, Inc.:
8.75% 5/1/14 (e)	10,040	8,835
10% 5/1/15 (e)	10,550	9,179
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,979
MediMedia USA, Inc. 11.375% 11/15/14 (e)	3,780	3,931
NCO Group, Inc. 11.875% 11/15/14 (e)	13,230	12,965
Neff Corp. 10% 6/1/15 (e)	8,040	7,437
Penhall International Corp. 12% 8/1/14 (e)	6,510	6,738
West Corp.:
9.5% 10/15/14	26,430	25,241
11% 10/15/16	12,990	12,698
Williams Scotsman, Inc. 8.5% 10/1/15	12,390	13,319
		252,904
Shipping - 1.2%
CHC Helicopter Corp. 7.375% 5/1/14	10,925	10,215
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	6,703	6,737
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (e)	20,280	19,672
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,169
Ship Finance International Ltd. 8.5% 12/15/13	30,655	31,191
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,485	8,485
US Shipping Partners LP 13% 8/15/14	13,660	14,343
		108,812
Specialty Retailing - 1.9%
Claire's Stores, Inc.:
9.25% 6/1/15 (e)	6,445	5,639
9.625% 6/1/15 pay-in-kind (e)	5,015	4,062
10.5% 6/1/17 (e)	18,490	14,515
Dollar General Corp. 10.625% 7/15/15 (e)	89,620	78,418
Michaels Stores, Inc. 0% 11/1/16 (d)(e)	2,020	1,182
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Sally Holdings LLC:
9.25% 11/15/14 (e)	$ 13,005	$ 12,062
10.5% 11/15/16 (e)	16,320	15,218
VWR Funding, Inc. 10.25% 7/15/15 (e)	46,440	43,538
		174,634
Steels - 0.8%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	11,805	12,986
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,130
Gerdau SA 8.875% (e)	11,345	11,345
International Steel Group, Inc. 6.5% 4/15/14	24,820	24,200
Ispat Inland ULC 9.75% 4/1/14	5,094	5,527
RathGibson, Inc. 11.25% 2/15/14	11,220	11,332
		74,520
Super Retail - 0.7%
AutoNation, Inc.:
7% 4/15/14	6,070	5,660
7.3556% 4/15/13 (f)	4,370	4,130
Michaels Stores, Inc.:
10% 11/1/14 (e)	22,440	21,655
11.375% 11/1/16 (e)	32,715	31,243
		62,688
Technology - 6.9%
Amkor Technology, Inc. 9.25% 6/1/16	36,010	34,570
Avago Technologies Finance Ltd.:
10.86% 6/1/13 (f)	18,810	19,092
11.875% 12/1/15	22,970	24,808
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (e)	38,510	35,044
9.125% 12/15/14 pay-in-kind (e)	166,217	145,855
10.125% 12/15/16 (e)	42,500	37,081
Lucent Technologies, Inc.:
6.45% 3/15/29	81,100	68,530
6.5% 1/15/28	32,887	27,543
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.61% 12/15/11 (f)	3,295	2,735
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	7,724
Nortel Networks Corp.:
9.61% 7/15/11 (e)(f)	16,300	16,545
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.: - continued
10.125% 7/15/13 (e)	$ 16,190	$ 16,554
10.75% 7/15/16 (e)	16,300	16,911
Open Solutions, Inc. 9.75% 2/1/15 (e)	4,070	3,867
SunGard Data Systems, Inc.:
9.125% 8/15/13	24,240	24,179
10.25% 8/15/15	16,640	16,682
Viasystems, Inc. 10.5% 1/15/11	23,140	23,256
Xerox Capital Trust I 8% 2/1/27	30,530	30,072
Xerox Corp.:
6.4% 3/15/16	18,000	18,048
7.625% 6/15/13	60,755	62,426
		631,522
Telecommunications - 7.4%
American Tower Corp. 7.125% 10/15/12	13,300	13,500
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	27,664
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,327
Citizens Communications Co.:
7.875% 1/15/27	16,920	15,059
9% 8/15/31	41,255	38,367
Digicel Ltd. 9.25% 9/1/12 (e)	8,355	8,355
Embarq Corp.:
7.082% 6/1/16	1,787	1,785
7.995% 6/1/36	70,953	70,067
Eschelon Operating Co. 8.375% 3/15/10	10,587	10,230
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14	13,020	13,020
Intelsat Ltd.:
9.25% 6/15/16	9,770	9,819
11.25% 6/15/16	37,305	38,797
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)	4,400	4,389
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (e)	5,320	5,626
Level 3 Financing, Inc.:
8.75% 2/15/17 (e)	20,910	19,237
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.: - continued
12.25% 3/15/13	$ 27,280	$ 30,076
MetroPCS Wireless, Inc. 9.25% 11/1/14 (e)	26,140	25,748
Millicom International Cellular SA 10% 12/1/13	19,800	20,988
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (e)	8,080	8,201
PanAmSat Corp.:
9% 8/15/14	11,870	11,989
9% 6/15/16	9,770	9,770
Qwest Capital Funding, Inc.:
7.625% 8/3/21	14,370	12,215
7.75% 2/15/31	4,620	3,881
Qwest Corp.:
7.5% 10/1/14	3,230	3,246
7.625% 6/15/15	6,359	6,295
7.875% 9/1/11	19,060	19,441
8.61% 6/15/13 (f)	33,180	34,507
8.875% 3/15/12	48,680	51,175
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	5,230	4,249
6.875% 7/15/28	8,125	6,388
U.S. West Communications:
6.875% 9/15/33	69,615	60,565
7.125% 11/15/43	1,355	1,223
7.2% 11/10/26	10,660	9,781
7.25% 9/15/25	8,865	8,001
7.25% 10/15/35	46,490	41,144
7.5% 6/15/23	14,935	13,815
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	16,090	17,015
		683,955
Textiles & Apparel - 0.4%
Levi Strauss & Co.:
8.875% 4/1/16	19,380	18,896
9.75% 1/15/15	18,140	18,049
		36,945
TOTAL NONCONVERTIBLE BONDS		5,108,593
TOTAL CORPORATE BONDS (Cost $5,289,719)		5,134,234
Common Stocks - 18.4%
	Shares	Value (000s)
Air Transportation - 0.6%
Delta Air Lines, Inc. (a)	2,677,700	$ 47,717
Northwest Airlines Corp. (a)	494,300	8,616
		56,333
Automotive - 0.5%
Tenneco, Inc. (a)	1,294,500	45,696
Building Materials - 0.8%
General Cable Corp. (a)	960,300	76,344
Cable TV - 2.9%
Cablevision Systems Corp. - NY Group Class A (a)	2,375,000	84,526
Comcast Corp. Class A (a)	3,745,000	98,381
Discovery Holding Co. Class A (a)	125,000	2,965
Liberty Global, Inc.:
Class A (a)	62,500	2,621
Class C (a)	1,362,500	54,282
LodgeNet Entertainment Corp. (a)	735,000	23,094
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	9
		265,878
Chemicals - 0.5%
Celanese Corp. Class A	1,145,700	42,964
Sterling Chemicals, Inc. (a)	897	16
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		42,980
Containers - 0.3%
Crown Holdings, Inc. (a)	1,046,300	25,697
Trivest 1992 Special Fund Ltd. (a)(g)	11,400,000	57
		25,754
Diversified Financial Services - 0.1%
KKR Private Equity Investors, LP Restricted Depositary Units (e)	582,900	11,891
Diversified Media - 1.2%
Liberty Media Corp. New - Interactive Series A (a)	314,141	6,581
National CineMedia, Inc.	1,250,000	31,125
News Corp. Class A	1,752,200	37,006
Rogers Communications, Inc. Class B (non-vtg.)	730,000	33,000
		107,712
Electric Utilities - 1.7%
AES Corp. (a)	2,100,000	41,265
Mirant Corp. (a)	660,000	24,968
NRG Energy, Inc. (a)	2,250,000	86,738
Portland General Electric Co.	20,217	544
		153,515
Common Stocks - continued
	Shares	Value (000s)
Energy - 3.2%
Chesapeake Energy Corp.	1,500,000	$ 51,060
Forest Oil Corp. (a)	919,993	37,232
Hornbeck Offshore Services, Inc. (a)	950,070	40,901
Petrohawk Energy Corp. (a)	1,850,000	27,732
Valero Energy Corp.	675,000	45,232
Williams Companies, Inc.	2,850,000	91,913
		294,070
Food and Drug Retail - 0.4%
SUPERVALU, Inc.	850,000	35,420
Food/Beverage/Tobacco - 0.2%
Centerplate, Inc. unit	1,033,875	16,966
Gaming - 0.0%
Progressive Gaming International Corp. warrants 10/14/08 (a)(g)	535,456	514
Healthcare - 1.1%
DaVita, Inc. (a)	1,020,800	54,041
Emergency Medical Services Corp. Class A (a)	685,600	26,745
UnitedHealth Group, Inc.	500,000	24,215
		105,001
Leisure - 0.3%
Vail Resorts, Inc. (a)	600,000	32,130
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. (a)	950,000	16,958
Haynes International, Inc. (a)	147,429	13,241
Intermet Corp. (a)(g)	521,664	944
		31,143
Publishing/Printing - 0.6%
Belo Corp. Series A	2,065,007	36,964
R.H. Donnelley Corp. (a)	350,000	21,886
		58,850
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	172
Services - 0.3%
Coinmach Service Corp. unit	1,522,000	30,288
Shipping - 1.6%
Laidlaw International, Inc.	500,000	17,000
Navios Maritime Holdings, Inc.	2,865,350	37,393
Overseas Shipholding Group, Inc.	691,380	53,644
Ship Finance International Ltd. (NY Shares)	1,242,200	34,719
		142,756
Common Stocks - continued
	Shares	Value (000s)
Technology - 1.0%
Alliant Techsystems, Inc. (a)	475,000	$ 47,077
AMIS Holdings, Inc. (a)	1,353,244	13,952
Vishay Intertechnology, Inc. (a)	1,800,000	27,918
		88,947
Telecommunications - 0.7%
American Tower Corp. Class A (a)	15,912	663
AT&T, Inc.	1,600,000	62,656
Embarq Corp.	80,278	4,960
Level 3 Communications, Inc. (a)	18,708	98
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	49
Series B, warrants 1/16/10 (a)	52,628	28
Series C, warrants 1/16/10 (a)	52,628	11
		68,465
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(g)	659,302	4,668
TOTAL COMMON STOCKS (Cost $1,366,368)		1,695,493
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	1,481
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (a)(g)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		7,331
Nonconvertible Preferred Stocks - 0.5%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	11,638
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	352
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind	24,178	29,981
TOTAL NONCONVERTIBLE PREFERRED STOCKS		41,971
TOTAL PREFERRED STOCKS (Cost $44,912)		49,302
Floating Rate Loans - 13.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.2%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.1147% 2/21/13 (f)	$ 419	$ 402
Tranche 2LN, term loan 12.36% 2/21/14 (f)	650	631
Hawker Beechcraft Corp.:
term loan 7.356% 3/26/14 (f)	16,996	15,976
7.35% 3/26/14 (f)	1,442	1,355
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (f)	677	643
Tranche 2LN, term loan 11.11% 3/28/14 (f)	250	245
		19,252
Automotive - 2.0%
AM General LLC:
Tranche B, term loan 8.426% 9/30/13 (f)	16,446	16,035
8.32% 9/30/12 (f)	567	553
Dana Corp. term loan 7.88% 4/13/08 (f)	11,190	10,966
Delphi Corp. term loan 8.125% 12/31/07 (f)	10,280	10,074
Ford Motor Co. term loan 8.36% 12/15/13 (f)	113,649	107,398
General Motors Corp. term loan 7.735% 11/29/13 (f)	4,368	4,150
Lear Corp. term loan 7.846% 4/25/12 (f)	10,845	10,302
Navistar International Corp.:
term loan 8.61% 1/19/12 (f)	10,802	10,424
Credit-Linked Deposit 8.5908% 1/19/12 (f)	3,928	3,791
The Goodyear Tire & Rubber Co. Tranche 3, term loan 8.82% 3/1/11 (f)	14,515	14,225
		187,918
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.36% 3/6/14 (f)	20,810	19,770
7.36% 3/6/14 (f)	27,608	26,228
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (f)	27,502	25,989
Discovery Communications, Inc. term loan 7.36% 5/14/14 (f)	5,400	5,238
		77,225
Capital Goods - 0.3%
Baldor Electric Co. term loan 7.129% 1/31/14 (f)	1,573	1,518
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (f)	213	208
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (f)	$ 21,030	$ 19,768
Tranche B 1LN, term loan 7.86% 5/4/14 (f)	2,770	2,632
Walter Industries, Inc. term loan 7.095% 10/3/12 (f)	400	386
		24,512
Chemicals - 0.6%
Berry Plastics Group, Inc. term loan 11.61% 6/5/14 (f)	28,400	24,083
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (f)	1,035	953
term loan 7.11% 4/2/14 (f)	5,680	5,311
Lyondell Chemical Co. term loan 6.8563% 8/16/13 (f)	21,359	20,504
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (f)	4,686	4,312
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (f)	813	801
		55,964
Consumer Products - 0.0%
Yankee Candle Co., Inc. term loan 7.36% 2/6/14 (f)	1,287	1,248
Containers - 0.3%
Berry Plastics Holding Corp. Tranche C, term loan 7.355% 4/3/15 (f)	24,758	23,272
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (f)	15,530	14,987
Tranche C, term loan 7.07% 4/18/12 (f)	9,003	8,688
		23,675
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 10.36% 11/30/14 (f)	1,970	1,911
Electric Utilities - 1.0%
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (f)	997	937
Tranche 1LN, revolver loan 7.485% 12/20/13 (f)	279	262
Tranche 2LN, term loan 9.61% 6/20/14 (f)	940	898
Tranche B 1LN, term loan 7.61% 12/20/13 (f)	4,482	4,213
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (f)	39,411	37,835
NRG Energy, Inc.:
term loan:
6/8/14 (h)	8,509	8,168
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NRG Energy, Inc.: - continued
7.11% 2/1/13 (f)	$ 26,644	$ 25,311
7.01% 2/1/13 (f)	11,061	10,508
		88,132
Energy - 0.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.26% 12/28/13 (f)	2,432	2,311
Tranche D, term loan 8.3456% 12/28/13 (f)	12,505	11,880
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (f)	2,640	2,508
Helix Energy Solutions Group, Inc. term loan 7.3331% 7/1/13 (f)	6,009	5,754
Sandridge Energy, Inc. term loan 8.625% 4/1/15	21,730	21,621
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (f)	2,252	2,229
term loan 7.331% 10/31/12 (f)	9,219	9,127
Venoco, Inc. Tranche 2LN, term loan 9.36% 5/7/14 (f)	2,100	1,974
		57,404
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.61% 4/8/12 (f)	9,668	8,991
Environmental - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (f)	3,375	3,206
term loan 7.0937% 3/28/14 (f)	6,210	5,899
		9,105
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (f)	14,390	13,814
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (f)	4,992	4,942
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (f)	663	630
Healthcare - 1.3%
Community Health Systems, Inc.:
term loan 7.57% 7/25/14 (f)	33,538	31,526
Tranche DD, term loan 7/25/14 (h)	2,212	2,079
DaVita, Inc. Tranche B1, term loan 6.8632% 10/5/12 (f)	16,912	15,728
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (f)	$ 66,008	$ 62,708
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (f)	4,618	4,341
		116,382
Homebuilding/Real Estate - 0.6%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (f)	14,633	14,048
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (f)	34,155	31,593
8.32% 10/10/13 (f)	9,195	8,506
		54,147
Leisure - 0.0%
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (f)	3,810	3,467
Metals/Mining - 0.4%
Aleris International, Inc. term loan 7.375% 12/19/13 (f)	12,776	11,945
Novelis Corp. term loan 7.36% 7/6/14 (f)	25,190	23,805
		35,750
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (f)	50,787	47,739
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (f)	2,543	2,416
7.61% 6/14/13 (f)	207	196
		2,612
Services - 0.4%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (f)	19,690	19,198
Aramark Corp.:
term loan 7.36% 1/26/14 (f)	9,476	8,812
7.485% 1/26/14 (f)	667	620
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (f)	3,135	3,010
Neff Corp. Tranche 2LN, term loan 8.8959% 11/30/14 (f)	4,230	3,955
		35,595
Shipping - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (f)	2,918	2,830
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.6%
Claire's Stores, Inc. term loan 8.11% 5/29/14 (f)	$ 23,700	$ 21,567
Michaels Stores, Inc. term loan 7.625% 10/31/13 (f)	26,793	25,185
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (f)	3,355	3,212
VWR Funding, Inc. term loan 7.86% 6/29/14 (f)	7,820	7,429
		57,393
Super Retail - 0.4%
Neiman Marcus Group, Inc. term loan 7.1097% 4/6/13 (f)	8,647	8,302
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (f)	25,110	25,110
		33,412
Technology - 1.4%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (f)	14,754	13,869
Affiliated Computer Services, Inc. Tranche B2, term loan 7.32% 3/20/13 (f)	15,692	15,221
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (f)	23,094	21,246
Kronos, Inc. Tranche 1LN, term loan 7.61% 6/11/14 (f)	21,370	19,874
Open Solutions, Inc. term loan 7.445% 1/23/14 (f)	1,097	1,021
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (f)	3,764	3,688
12.06% 12/21/07 (f)	3,832	3,775
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (f)	50,431	48,413
		127,107
Telecommunications - 1.4%
American Cellular Corp.:
term loan 3/15/14 (h)	314	310
Tranche B, term loan 7.36% 3/15/14 (f)	2,919	2,890
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (f)	8,710	8,492
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (f)	2,693	2,558
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (f)	41,590	39,095
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (f)	6,491	6,280
Paetec Communications, Inc. Tranche B, term loan 7.82% 2/28/13 (f)	1,466	1,408
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	29,000	29,218
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Wind Telecomunicazioni SpA:
term loan 12.61% 12/12/11 pay-in-kind (f)	$ 16,461	$ 16,386
Tranche 2, term loan 11.59% 3/21/15 (f)	12,400	12,400
Tranche B, term loan 7.84% 9/21/13 (f)	6,200	6,076
Tranche C, term loan 8.59% 9/21/14 (f)	6,200	6,076
		131,189
Textiles & Apparel - 0.3%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (f)	7,050	6,980
Tranche B 1LN, term loan 7.1039% 9/5/13 (f)	21,124	20,490
		27,470
TOTAL FLOATING RATE LOANS (Cost $1,336,724)		1,273,088
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $483)	41,750	2,505
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 5.38% (b) (Cost $922,551)	922,550,718	922,551
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $8,960,757)		9,077,173
NET OTHER ASSETS - 1.5%		140,195
NET ASSETS - 100%		$ 9,217,368
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,637,238,000 or 17.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,033,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Progressive Gaming International Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $11,035,000 and $10,557,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15,320
Fidelity Securities Lending Cash Central Fund	12
Total	$ 15,332
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $8,954,087,000. Net unrealized appreciation aggregated $123,086,000, of which $510,936,000 related to appreciated investment securities and $387,850,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2007

1.819942.102

FFH-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.8%
	Principal Amount	Value
Convertible Bonds - 0.2%
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 123,000	$ 130,454
Nonconvertible Bonds - 80.6%
Aerospace - 2.8%
Bombardier, Inc. 7.45% 5/1/34 (c)	1,475,000	1,357,000
L-3 Communications Corp. 7.625% 6/15/12	185,000	185,463
		1,542,463
Air Transportation - 2.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	445,000	433,875
7.324% 4/15/11	80,000	78,600
8.608% 10/1/12	20,000	20,200
Continental Airlines, Inc.:
7.875% 7/2/18	152,011	150,491
9.558% 9/1/19	70,838	74,557
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	24,884	24,822
7.73% 9/15/12	12,552	12,238
8.388% 5/1/22	24,982	24,982
9.798% 4/1/21	342,057	366,857
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	160,000	148,800
		1,335,422
Automotive - 2.7%
General Motors Acceptance Corp.:
6.75% 12/1/14	370,000	323,750
6.875% 9/15/11	120,000	109,800
8% 11/1/31	630,000	592,200
GMAC LLC:
6% 12/15/11	110,000	99,550
6.625% 5/15/12	400,000	364,000
		1,489,300
Building Materials - 0.7%
Anixter International, Inc. 5.95% 3/1/15	220,000	193,600
Belden, Inc. 7% 3/15/17 (c)	205,000	198,850
		392,450
Cable TV - 2.1%
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	565,000	511,325
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.:
6.375% 10/1/11	$ 30,000	$ 28,500
6.625% 10/1/14	255,000	231,413
7% 10/1/13	240,000	228,600
7.125% 2/1/16	180,000	163,800
		1,163,638
Capital Goods - 2.8%
Leucadia National Corp.:
7% 8/15/13	95,000	91,675
7.125% 3/15/17 (c)	1,550,000	1,472,500
		1,564,175
Chemicals - 0.8%
Chemtura Corp. 6.875% 6/1/16	255,000	235,875
Equistar Chemicals LP 7.55% 2/15/26	10,000	8,750
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	120,000	123,600
10.125% 9/1/08	32,000	32,960
NOVA Chemicals Corp. 8.4838% 11/15/13 (d)	70,000	67,900
		469,085
Containers - 0.3%
Greif, Inc. 6.75% 2/1/17	200,000	184,000
Diversified Financial Services - 1.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	315,000	316,575
7.875% 12/1/15	250,000	250,000
NSG Holdings II, LLC 7.75% 12/15/25 (c)	340,000	328,100
		894,675
Diversified Media - 1.8%
Liberty Media Corp.:
8.25% 2/1/30	280,000	266,960
8.5% 7/15/29	715,000	706,135
		973,095
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14	85,000	86,063
Intergen NV 9% 6/30/17 (c)	290,000	284,200
Tenaska Alabama Partners LP 7% 6/30/21 (c)	57,256	56,111
		426,374
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - 7.7%
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 1,045,000	$ 965,319
6.625% 1/15/16	15,000	14,063
6.875% 1/15/16	255,000	242,250
7.5% 6/15/14	200,000	199,000
7.625% 7/15/13	150,000	150,375
7.75% 1/15/15	590,000	588,525
OPTI Canada, Inc.:
7.875% 12/15/14 (c)	190,000	187,397
8.25% 12/15/14 (c)	175,000	170,625
Pan American Energy LLC 7.75% 2/9/12 (c)	795,000	779,100
Pioneer Natural Resources Co. 6.65% 3/15/17	305,000	272,975
Plains Exploration & Production Co. 7% 3/15/17	390,000	348,075
Tesoro Corp. 6.5% 6/1/17 (c)	250,000	236,875
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	110,000	106,013
		4,260,592
Environmental - 1.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	590,000	548,700
7.125% 5/15/16	20,000	18,825
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	224,400
		791,925
Food/Beverage/Tobacco - 0.9%
Reynolds American, Inc. 7.3% 7/15/15	365,000	373,213
Smithfield Foods, Inc. 7.75% 7/1/17	155,000	147,638
		520,851
Gaming - 11.7%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	70,000	68,775
8.8588% 11/15/12 (c)(d)	40,000	39,800
MGM Mirage, Inc.:
5.875% 2/27/14	495,000	431,888
6.625% 7/15/15	160,000	146,000
6.75% 9/1/12	315,000	292,950
6.875% 4/1/16	555,000	492,563
7.625% 1/15/17	1,035,000	962,550
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	60,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
6.375% 7/15/09	$ 300,000	$ 293,250
7.125% 8/15/14	1,680,000	1,612,788
Park Place Entertainment Corp. 7% 4/15/13	320,000	328,000
Scientific Games Corp. 6.25% 12/15/12	405,000	385,763
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	130,000	128,050
7.25% 5/1/12	490,000	482,650
Station Casinos, Inc.:
6.875% 3/1/16	350,000	290,500
7.75% 8/15/16	165,000	154,069
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	340,000	316,200
		6,486,409
Healthcare - 5.2%
FMC Finance III SA 6.875% 7/15/17 (c)	375,000	360,000
HCA, Inc.:
9.125% 11/15/14 (c)	320,000	316,800
9.25% 11/15/16 (c)	75,000	74,250
9.625% 11/15/16 pay-in-kind (c)	730,000	724,525
Omega Healthcare Investors, Inc. 7% 4/1/14	415,000	392,175
Service Corp. International:
6.75% 4/1/15 (c)	140,000	128,800
7.5% 4/1/27 (c)	545,000	485,050
Ventas Realty LP:
6.5% 6/1/16	170,000	157,038
6.625% 10/15/14	225,000	212,625
		2,851,263
Homebuilding/Real Estate - 4.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	505,000	462,075
7.125% 2/15/13 (c)	295,000	274,350
8.125% 6/1/12	520,000	499,200
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	340,000	272,000
KB Home:
5.875% 1/15/15	235,000	188,000
7.75% 2/1/10	735,000	711,113
		2,406,738
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - 2.2%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	$ 455,000	$ 464,100
Host Marriott LP 7.125% 11/1/13	745,000	726,375
		1,190,475
Insurance - 1.3%
UnumProvident Corp. 7.375% 6/15/32	695,000	702,768
Leisure - 1.6%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	155,000	149,216
7.25% 6/15/16	65,000	61,425
7.5% 10/15/27	760,000	678,300
		888,941
Metals/Mining - 7.7%
Arch Western Finance LLC 6.75% 7/1/13	635,000	579,438
Drummond Co., Inc. 7.375% 2/15/16 (c)	1,215,000	1,099,575
FMG Finance Property Ltd. 10% 9/1/13 (c)	915,000	979,050
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	485,000	506,825
Peabody Energy Corp.:
7.375% 11/1/16	350,000	339,500
7.875% 11/1/26	230,000	219,650
Vedanta Resources PLC 6.625% 2/22/10 (c)	520,000	512,200
		4,236,238
Paper - 1.3%
Georgia-Pacific Corp.:
7% 1/15/15 (c)	675,000	626,063
8.875% 5/15/31	115,000	109,250
		735,313
Publishing/Printing - 0.3%
Scholastic Corp. 5% 4/15/13	165,000	145,613
Services - 4.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	240,000	228,600
7.75% 5/15/16	785,000	751,638
7.86% 5/15/14 (d)	135,000	128,588
FTI Consulting, Inc.:
7.625% 6/15/13	515,000	494,400
7.75% 10/1/16	720,000	698,400
		2,301,626
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - 0.8%
Teekay Corp. 8.875% 7/15/11	$ 455,000	$ 459,550
Steels - 1.3%
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	755,000	709,700
Technology - 5.4%
Hynix Semiconductor, Inc. 7.875% 6/27/17 (c)	215,000	204,788
Lucent Technologies, Inc.:
6.45% 3/15/29	415,000	350,675
6.5% 1/15/28	145,000	121,438
NXP BV:
7.875% 10/15/14	275,000	247,500
8.11% 10/15/13 (d)	365,000	335,800
Seagate Technology HDD Holdings 6.8% 10/1/16	100,000	93,500
STATS ChipPAC Ltd. 7.5% 7/19/10	235,000	238,525
Windstream Corp. 8.125% 8/1/13	120,000	120,600
Xerox Capital Trust I 8% 2/1/27	1,290,000	1,270,650
		2,983,476
Telecommunications - 4.5%
American Tower Corp. 7.5% 5/1/12	140,000	142,100
Mobile Telesystems Finance SA 8% 1/28/12 (c)	375,000	380,156
Qwest Corp.:
6.5% 6/1/17 (c)	200,000	190,000
8.61% 6/15/13 (d)	195,000	202,800
U.S. West Communications:
6.875% 9/15/33	1,185,000	1,030,950
7.5% 6/15/23	160,000	148,000
Windstream Corp. 8.625% 8/1/16	365,000	371,388
		2,465,394
TOTAL NONCONVERTIBLE BONDS		44,571,549
TOTAL CORPORATE BONDS (Cost $47,236,316)		44,702,003
Floating Rate Loans - 5.2%

Automotive - 0.9%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (d)	140,000	137,200
Ford Motor Co. term loan 8.36% 12/15/13 (d)	287,250	271,451
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Navistar International Corp.:
term loan 8.61% 1/19/12 (d)	$ 80,667	$ 77,843
Credit-Linked Deposit 8.5908% 1/19/12 (d)	29,333	28,307
		514,801
Cable TV - 1.0%
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	207,375	195,969
Insight Midwest Holdings LLC Tranche B, term loan 7.36% 4/6/14 (d)	170,000	163,200
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (d)	169,128	154,752
Tranche DD 1LN, term loan 9/29/14 (a)	10,872	9,948
		523,869
Energy - 1.3%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	27,845	26,731
term loan 8.36% 3/30/14 (d)	212,155	203,669
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	378,182	360,218
Petroleum Geo-Services ASA term loan 7.11% 6/29/15 (d)	140,000	133,700
		724,318
Entertainment/Film - 0.4%
Zuffa LLC term loan 7.375% 6/19/15 (d)	220,000	198,000
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (d)	49,134	48,029
Healthcare - 0.4%
Community Health Systems, Inc.:
term loan 7.57% 7/25/14 (d)	240,161	225,751
Tranche DD, term loan 7/25/14 (a)	15,839	14,889
		240,640
Paper - 0.3%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (d)	196,127	184,360
Services - 0.4%
Adesa, Inc. term loan 7.61% 10/20/13 (d)	250,000	229,375
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.4%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (d)	$ 90,000	$ 84,600
Kronos, Inc. Tranche 1LN, term loan 7.61% 6/11/14 (d)	160,000	148,800
		233,400
TOTAL FLOATING RATE LOANS (Cost $3,067,440)		2,896,792
Money Market Funds - 13.4%
	Shares
Fidelity Cash Central Fund, 5.38% (b) (Cost $7,408,873)	7,408,873	7,408,873
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $57,712,629)		55,007,668
NET OTHER ASSETS - 0.6%		312,416
NET ASSETS - 100%		$ 55,320,084
Legend

(a) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $26,711 and $24,837, respectively. The coupon rate will be determined at time of settlement.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,708,740 or 23.0% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,136
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $57,690,354. Net unrealized depreciation aggregated $2,682,686, of which $76,556 related to appreciated investment securities and $2,759,242 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2007

1.804875.103

SPH-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 19,025	$ 20,178
Homebuilding/Real Estate - 0.3%
Ventas, Inc. 3.875% 11/15/11 (d)	14,285	13,919
TOTAL CONVERTIBLE BONDS		34,097
Nonconvertible Bonds - 80.4%
Aerospace - 0.6%
Bombardier, Inc.:
6.3% 5/1/14 (d)	13,770	12,531
8% 11/15/14 (d)	12,550	12,299
Transdigm, Inc. 7.75% 7/15/14 (d)	4,350	4,241
		29,071
Air Transportation - 1.1%
Continental Airlines, Inc. 7.339% 4/19/14	3,920	3,724
Continental Airlines, Inc. 6.903% 4/19/22	2,330	2,190
Continental Airlines, Inc. pass thru trust certificates 6.9% 7/2/18	1,502	1,435
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	929
8.3% 12/15/29 (a)	7,735	503
10% 8/15/08 (a)	1,980	129
Northwest Airlines, Inc. pass thru trust certificates:
6.841% 10/1/12	14,375	14,231
7.041% 10/1/23	14,383	14,311
7.691% 4/1/17	14,326	14,111
		51,563
Automotive - 5.3%
American Axle & Manufacturing, Inc. 7.875% 3/1/17	9,500	8,503
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,600
Ford Motor Co. 7.45% 7/16/31	4,775	3,677
Ford Motor Credit Co. LLC:
7% 10/1/13	4,740	4,195
8% 12/15/16	22,920	21,086
9.81% 4/15/12 (e)	9,450	9,781
9.875% 8/10/11	31,090	31,483
10.61% 6/15/11 (e)	8,075	8,237
General Motors Acceptance Corp.:
6.75% 12/1/14	43,695	38,233
6.875% 9/15/11	16,250	14,869
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.875% 8/28/12	$ 8,890	$ 8,177
8% 11/1/31	23,425	22,020
General Motors Corp.:
8.25% 7/15/23	4,855	3,957
8.375% 7/15/33	13,315	11,051
GMAC LLC:
6.125% 1/22/08	14,000	13,882
6.625% 5/15/12	10,000	9,100
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,523
Tenneco, Inc. 8.625% 11/15/14	17,000	16,660
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (d)	2,060	2,083
9% 7/1/15	7,125	7,321
9.1348% 12/1/09 (d)(e)	8,760	8,782
Visteon Corp. 8.25% 8/1/10	9,555	8,432
		259,652
Banks and Thrifts - 0.4%
Residential Capital LLC 6.46% 5/22/09 (e)	19,060	18,122
Broadcasting - 1.0%
LIN Television Corp. 6.5% 5/15/13	14,265	13,837
Local TV Finance LLC 9.25% 6/15/15 pay-in-kind (d)	3,630	3,340
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	22,915
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)	1,025	1,005
Paxson Communications Corp. 8.61% 1/15/12 (d)(e)	5,000	4,975
Radio One, Inc. 8.875% 7/1/11	3,715	3,715
		49,787
Building Materials - 0.7%
Building Materials Corp. of America 7.75% 8/1/14	11,955	10,700
General Cable Corp.:
7.125% 4/1/17	1,940	1,824
7.735% 4/1/15 (e)	5,110	4,740
Nortek, Inc. 8.5% 9/1/14	10,255	8,819
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,537
		32,620
Cable TV - 3.9%
Cablevision Systems Corp. 9.82% 4/1/09 (e)	5,015	5,028
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	$ 3,000	$ 2,940
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	40,839	40,329
11% 10/1/15	1,910	1,881
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	4,770	4,818
10.25% 9/15/10	5,000	5,013
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	18,380	18,564
8.375% 4/30/14 (d)	12,860	12,667
CSC Holdings, Inc. 7.625% 4/1/11	20,760	19,878
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	18,290	16,552
EchoStar Communications Corp.:
5.75% 10/1/08	5,115	5,077
7% 10/1/13	19,870	18,926
7.125% 2/1/16	20,885	19,005
Kabel Deutschland GmbH 10.625% 7/1/14	6,270	6,584
NTL Cable PLC 9.125% 8/15/16	6,470	6,664
Videotron Ltee 6.875% 1/15/14	7,670	7,171
		191,097
Capital Goods - 1.3%
American Railcar Industries, Inc. 7.5% 3/1/14	7,400	7,215
Baldor Electric Co. 8.625% 2/15/17	3,550	3,639
Case New Holland, Inc.:
7.125% 3/1/14	10,610	10,398
9.25% 8/1/11	4,920	5,055
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,439
Esco Corp. 8.625% 12/15/13 (d)	12,340	11,970
Invensys PLC 9.875% 3/15/11 (d)	5,670	5,925
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	3,190	3,094
Sensus Metering Systems, Inc. 8.625% 12/15/13	5,260	4,944
		62,679
Chemicals - 1.8%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	9,538	10,063
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Georgia Gulf Corp.:
9.5% 10/15/14	$ 13,720	$ 12,897
10.75% 10/15/16	3,020	2,688
Lyondell Chemical Co.:
6.875% 6/15/17	23,830	25,200
8.25% 9/15/16	7,330	8,026
Phibro Animal Health Corp. 10% 8/1/13 (d)	7,420	7,272
PolyOne Corp. 8.875% 5/1/12	4,735	4,711
The Mosaic Co.:
7.375% 12/1/14 (d)	9,860	9,761
7.625% 12/1/16 (d)	7,040	6,952
		87,570
Consumer Products - 0.7%
Jarden Corp. 7.5% 5/1/17	9,490	8,494
K2, Inc. 7.375% 7/1/14	18,450	19,373
Riddell Bell Holdings, Inc. 8.375% 10/1/12	6,600	6,303
		34,170
Containers - 1.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	6,940	6,610
BWAY Corp. 10% 10/15/10	8,735	8,910
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	4,877
7.75% 5/15/11	3,750	3,825
8.25% 5/15/13	3,000	3,000
8.75% 11/15/12	3,000	3,098
8.875% 2/15/09	3,516	3,542
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,040
7.5% 5/15/10	14,000	13,790
		49,692
Diversified Financial Services - 0.3%
E*TRADE Financial Corp. 7.375% 9/15/13	3,310	3,327
NSG Holdings II, LLC 7.75% 12/15/25 (d)	12,880	12,429
		15,756
Diversified Media - 1.2%
Affinion Group, Inc. 11.5% 10/15/15	7,250	7,268
Block Communications, Inc. 8.25% 12/15/15 (d)	6,600	6,369
CanWest Media, Inc. 8% 9/15/12	2,660	2,540
LBI Media Holdings, Inc. 0% 10/15/13 (c)	8,870	8,072
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media, Inc. 10.125% 7/15/12	$ 9,390	$ 9,860
Liberty Media Corp. 5.7% 5/15/13	25,250	23,009
		57,118
Electric Utilities - 6.2%
AES Corp.:
8.75% 6/15/08	1,628	1,642
8.75% 5/15/13 (d)	26,680	27,814
9.375% 9/15/10	13,149	13,478
9.5% 6/1/09	17,342	17,776
AES Gener SA 7.5% 3/25/14	6,035	6,110
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	14,485	15,209
Aquila, Inc. 14.875% 7/1/12	4,405	5,484
Calpine Generating Co. LLC 0% 4/1/09 (e)	50	52
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,050
8.5% 4/15/11	11,175	11,734
9.875% 10/15/07	8,860	8,871
Dynegy Holdings, Inc. 7.75% 6/1/19 (d)	14,280	12,138
Edison Mission Energy 7.2% 5/15/19 (d)	39,045	35,141
Mirant Americas Generation LLC 8.3% 5/1/11	14,710	14,342
Mirant North America LLC 7.375% 12/31/13	5,510	5,579
NRG Energy, Inc.:
7.25% 2/1/14	30,460	29,318
7.375% 2/1/16	5,710	5,496
7.375% 1/15/17	4,885	4,738
Reliant Energy, Inc.:
6.75% 12/15/14	6,270	6,145
7.875% 6/15/17	46,120	43,814
Sierra Pacific Resources 6.75% 8/15/17	4,320	4,061
TECO Energy, Inc. 7.3563% 5/1/10 (e)	7,370	7,508
Tenaska Alabama Partners LP 7% 6/30/21 (d)	4,124	4,042
		303,542
Energy - 6.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	6,980	6,840
Berry Petroleum Co. 8.25% 11/1/16	5,000	4,788
Chaparral Energy, Inc. 8.875% 2/1/17 (d)	7,555	6,837
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	27,796
6.625% 1/15/16	7,960	7,463
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.875% 1/15/16	$ 2,980	$ 2,831
7% 8/15/14	4,960	4,811
7.5% 9/15/13	4,000	4,000
7.5% 6/15/14	7,430	7,393
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,300	1,264
7.75% 5/15/17	2,750	2,674
Complete Production Services, Inc. 8% 12/15/16	20,970	19,922
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	20,000	20,400
Forest Oil Corp. 7.25% 6/15/19 (d)	18,215	16,894
Hanover Compressor Co.:
7.5% 4/15/13	1,410	1,466
8.625% 12/15/10	2,030	2,121
9% 6/1/14	3,710	3,988
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	8,120	7,572
9% 6/1/16 (d)	9,470	9,375
Mariner Energy, Inc. 8% 5/15/17	4,050	3,827
OPTI Canada, Inc. 8.25% 12/15/14 (d)	18,780	18,311
Petrohawk Energy Corp. 9.125% 7/15/13	21,090	21,908
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,075
Plains Exploration & Production Co. 7% 3/15/17	19,310	17,234
Pogo Producing Co.:
6.625% 3/15/15	5,640	5,640
7.875% 5/1/13	6,940	6,975
Pride International, Inc. 7.375% 7/15/14	3,650	3,623
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,890	1,758
7.375% 7/15/13	16,370	16,206
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13 (d)	14,230	14,443
Swift Energy Co. 7.125% 6/1/17	19,060	17,631
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	3,190	3,190
Tennessee Gas Pipeline Co. 7% 10/15/28	7,600	7,733
Williams Companies, Inc.:
6.375% 10/1/10 (d)	9,860	9,663
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc.: - continued
7.125% 9/1/11	$ 13,320	$ 13,320
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	10,760	10,370
		335,342
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	7,988
6.875% 6/1/17	9,500	8,835
7.125% 5/15/16	17,290	16,274
		33,097
Food and Drug Retail - 1.4%
Albertsons, Inc. 7.45% 8/1/29	9,925	8,872
Rite Aid Corp.:
6.875% 8/15/13	5,838	4,700
7.7% 2/15/27	4,725	3,497
9.375% 12/15/15 (d)	8,330	7,330
9.5% 6/15/17 (d)	12,500	11,125
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (d)	14,270	13,342
SUPERVALU, Inc. 7.5% 11/15/14	17,750	17,218
		66,084
Food/Beverage/Tobacco - 2.0%
Constellation Brands, Inc. 7.25% 5/15/17 (d)	47,710	44,609
Dean Foods Co.:
7% 6/1/16	7,100	6,532
8.15% 8/1/07	5,198	5,198
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	14,220	14,433
Reynolds American, Inc. 7.625% 6/1/16	17,330	17,677
Smithfield Foods, Inc. 7.75% 7/1/17	8,230	7,839
		96,288
Gaming - 2.0%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (d)	7,050	6,134
Mandalay Resort Group 9.5% 8/1/08	5,385	5,493
MGM Mirage, Inc.:
5.875% 2/27/14	24,030	20,966
6.625% 7/15/15	12,005	10,955
6.75% 9/1/12	9,860	9,170
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16	$ 9,940	$ 9,120
Park Place Entertainment Corp. 7% 4/15/13	5,675	5,817
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	6,540	6,385
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (d)	4,490	4,221
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12	2,100	2,069
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	19,230	17,884
		98,214
Healthcare - 6.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,702
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,813
Carriage Services, Inc. 7.875% 1/15/15	5,170	4,963
Community Health Systems, Inc. 8.875% 7/15/15 (d)	46,675	45,508
CRC Health Group, Inc. 10.75% 2/1/16	4,750	4,988
DaVita, Inc.:
6.625% 3/15/13	5,380	5,124
7.25% 3/15/15	9,065	8,634
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,175
HCA, Inc.:
5.75% 3/15/14	6,895	5,516
6.5% 2/15/16	1,915	1,484
7.5% 11/6/33	4,775	3,725
9.125% 11/15/14 (d)	13,905	13,766
9.25% 11/15/16 (d)	45,950	45,491
9.625% 11/15/16 pay-in-kind (d)	16,755	16,629
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	14,383
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	7,460
ResCare, Inc. 7.75% 10/15/13	8,585	8,199
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,865
Service Corp. International 7.375% 10/1/14	9,765	9,643
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	5,280
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	14,397
Tenet Healthcare Corp.:
9.25% 2/1/15	13,030	11,010
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 21,785	$ 18,735
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,120
United Surgical Partners International, Inc. 8.875% 5/1/17 (d)	5,540	5,291
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind (d)	5,670	5,160
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (d)(e)	15,140	14,383
Ventas Realty LP:
6.5% 6/1/16	19,020	17,570
6.625% 10/15/14	9,875	9,332
6.75% 6/1/10	4,810	4,774
6.75% 4/1/17	8,880	8,303
		332,423
Homebuilding/Real Estate - 2.4%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	7,576
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	6,630	5,304
6.25% 1/15/16	4,735	3,599
6.375% 12/15/14	5,000	3,875
KB Home 5.875% 1/15/15	4,740	3,792
Realogy Corp.:
10.5% 4/15/14 (d)	29,730	26,460
12.375% 4/15/15 (d)	24,935	19,948
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	28,460	27,393
Standard Pacific Corp. 7.75% 3/15/13	4,000	3,475
TOUSA, Inc.:
7.5% 1/15/15	4,820	2,265
9% 7/1/10	1,910	1,509
9% 7/1/10	11,695	9,122
		114,318
Hotels - 0.7%
Host Hotels & Resorts LP 6.875% 11/1/14	19,730	18,891
Host Marriott LP:
6.375% 3/15/15	10,515	9,989
7.125% 11/1/13	5,865	5,718
		34,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Insurance - 0.1%
USI Holdings Corp. 9.23% 11/15/14 (d)(e)	$ 6,810	$ 6,401
Leisure - 0.5%
Festival Fun Parks LLC 10.875% 4/15/14	8,540	7,857
Six Flags, Inc.:
9.625% 6/1/14	9,075	6,897
9.75% 4/15/13	4,975	3,881
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,423
		24,058
Metals/Mining - 3.5%
Aleris International, Inc. 9% 12/15/14 (d)	7,720	7,257
Drummond Co., Inc. 7.375% 2/15/16 (d)	8,735	7,905
FMG Finance Property Ltd.:
10% 9/1/13 (d)	4,555	4,874
10.625% 9/1/16 (d)	11,075	12,570
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	4,901
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	11,760	12,142
8.375% 4/1/17	19,030	19,886
8.5463% 4/1/15 (e)	9,500	9,738
Massey Energy Co. 6.875% 12/15/13	22,380	19,583
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (d)(e)	7,950	7,354
Novelis, Inc. 7.25% 2/15/15	16,730	16,897
Peabody Energy Corp.:
6.875% 3/15/13	9,935	9,637
7.375% 11/1/16	31,910	30,953
PNA Group, Inc. 10.75% 9/1/16 (d)	4,740	4,930
		168,627
Paper - 0.6%
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,566
8.875% 5/15/31	5,320	5,054
9.5% 12/1/11	14,263	14,548
Glatfelter 7.125% 5/1/16	4,440	4,307
		26,475
Publishing/Printing - 2.2%
Cenveo Corp. 7.875% 12/1/13	11,800	11,033
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	17,150	14,578
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
TL Acquisitions, Inc.:
0% 7/15/15 (c)(d)	$ 17,880	$ 13,052
10.5% 1/15/15 (d)	39,530	36,664
Valassis Communications, Inc. 8.25% 3/1/15 (d)	36,185	30,938
		106,265
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13 (d)	4,780	4,684
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,208
		5,892
Restaurants - 0.9%
Carrols Corp. 9% 1/15/13	17,725	17,393
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	15,127
OSI Restaurant Partners, Inc. 10% 6/15/15 (d)	7,180	6,211
Uno Restaurant Corp. 10% 2/15/11 (d)	4,030	3,345
		42,076
Services - 3.1%
Ahern Rentals, Inc. 9.25% 8/15/13	16,545	15,883
Allied Security Escrow Corp. 11.375% 7/15/11	5,590	5,255
Aramark Corp. 8.5% 2/1/15 (d)	20,860	18,983
Ashtead Capital, Inc. 9% 8/15/16 (d)	9,340	9,200
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	6,445	6,139
Corrections Corp. of America:
6.25% 3/15/13	16,770	15,764
6.75% 1/31/14	5,130	4,874
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	1,920
7.75% 10/1/16	3,760	3,647
Hertz Corp.:
8.875% 1/1/14	19,045	19,045
10.5% 1/1/16	7,170	7,421
Iron Mountain, Inc. 6.625% 1/1/16	12,455	10,836
KAR Holdings, Inc. 8.75% 5/1/14 (d)	5,690	5,007
Penhall International Corp. 12% 8/1/14 (d)	9,015	9,331
United Rentals North America, Inc. 7% 2/15/14	18,730	19,011
		152,316
Shipping - 1.5%
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	1,811	1,820
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	$ 10,345	$ 9,905
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (d)	13,720	13,308
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,524
Ship Finance International Ltd. 8.5% 12/15/13	35,500	36,121
Teekay Corp. 8.875% 7/15/11	5,000	5,050
		74,728
Specialty Retailing - 1.4%
Claire's Stores, Inc. 9.25% 6/1/15 (d)	4,560	3,990
Sally Holdings LLC 9.25% 11/15/14 (d)	29,120	27,009
United Auto Group, Inc. 7.75% 12/15/16	14,790	14,124
VWR Funding, Inc. 10.25% 7/15/15 (d)	22,990	21,553
		66,676
Steels - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	7,730	6,996
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,700	9,135
		16,131
Super Retail - 2.3%
Asbury Automotive Group, Inc. 8% 3/15/14	21,685	20,818
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,727
Dillard's, Inc. 6.69% 8/1/07	14,045	14,027
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	14,650	14,613
Linens 'n Things, Inc. 10.985% 1/15/14 (e)	3,000	1,950
Michaels Stores, Inc. 10% 11/1/14 (d)	23,620	22,793
Neiman Marcus Group, Inc. 9% 10/15/15	16,960	17,681
Sonic Automotive, Inc. 8.625% 8/15/13	15,970	15,890
		113,499
Technology - 6.3%
Activant Solutions, Inc. 9.5% 5/1/16	3,320	3,005
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	5,961
9.25% 6/1/16	12,890	12,374
Avago Technologies Finance Ltd. 10.125% 12/1/13	21,880	22,536
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (d)	31,700	28,847
9.125% 12/15/14 pay-in-kind (d)	60,860	53,386
10.125% 12/15/16 (d)	9,435	8,232
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	8,982
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 22,750	$ 19,224
6.5% 1/15/28	1,445	1,210
Nortel Networks Corp.:
9.61% 7/15/11 (d)(e)	11,120	11,287
10.75% 7/15/16 (d)	26,780	27,784
NXP BV:
7.875% 10/15/14	6,980	6,282
8.11% 10/15/13 (e)	9,850	9,062
Open Solutions, Inc. 9.75% 2/1/15 (d)	2,440	2,318
Serena Software, Inc. 10.375% 3/15/16	6,855	6,992
Solectron Global Finance Ltd. 8% 3/15/16	3,790	3,866
SunGard Data Systems, Inc. 9.125% 8/15/13	32,000	31,920
Windstream Corp. 8.125% 8/1/13	7,580	7,618
Xerox Capital Trust I 8% 2/1/27	37,835	37,267
		308,153
Telecommunications - 9.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	13,989
Centennial Communications Corp.:
10% 1/1/13	8,800	8,800
11.11% 1/1/13 (e)	8,000	8,000
Cricket Communications, Inc. 9.375% 11/1/14	6,035	5,960
Digicel Group Ltd.:
8.875% 1/15/15 (d)	24,485	22,465
9.125% 1/15/15 pay-in-kind (d)	17,787	16,320
Digicel Ltd. 9.25% 9/1/12 (d)	1,610	1,610
Dobson Communications Corp. 8.875% 10/1/13	7,640	8,022
Intelsat Ltd.:
7.625% 4/15/12	9,565	7,700
9.25% 6/15/16	47,470	47,707
11.25% 6/15/16	15,815	16,448
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (e)	5,000	5,000
Level 3 Financing, Inc.:
8.75% 2/15/17 (d)	9,850	9,062
9.25% 11/1/14	25,660	24,473
12.25% 3/15/13	16,000	17,640
MetroPCS Wireless, Inc. 9.25% 11/1/14 (d)	19,850	19,552
Millicom International Cellular SA 10% 12/1/13	11,840	12,550
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc. 7.375% 8/1/15	$ 12,580	$ 12,203
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (d)	5,045	5,121
PanAmSat Corp.:
9% 8/15/14	3,105	3,136
9% 6/15/16	23,720	23,720
Qwest Communications International, Inc.:
7.5% 2/15/14	15,725	15,646
7.5% 2/15/14	1,840	1,812
Qwest Corp.:
7.5% 10/1/14	24,500	24,623
7.625% 6/15/15	17,890	17,711
7.875% 9/1/11	8,465	8,634
8.61% 6/15/13 (e)	20,090	20,894
Rogers Communications, Inc. 8% 12/15/12	3,790	3,951
Rural Cellular Corp. 8.25% 3/15/12	5,440	5,603
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,970
U.S. West Communications:
5.625% 11/15/08	5,000	4,925
6.875% 9/15/33	4,920	4,280
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	7,565	8,000
Windstream Corp.:
7% 3/15/19	9,490	8,660
8.625% 8/1/16	21,725	22,105
		442,292
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (d)(e)	4,670	4,600
TOTAL NONCONVERTIBLE BONDS		3,910,992
TOTAL CORPORATE BONDS (Cost $4,087,096)		3,945,089
Common Stocks - 0.8%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	550,269	9,806
Common Stocks - continued
	Shares	Value (000s)
Cable TV - 0.1%
EchoStar Communications Corp. Class A (a)	150,860	$ 6,380
Time Warner Cable, Inc.	3,930	150
		6,530
Consumer Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,139,829	1,174
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(f)	13,662,268	68
Energy - 0.1%
El Paso Corp.	300,000	4,995
Shipping - 0.3%
OceanFreight, Inc.	500,000	11,945
Telecommunications - 0.1%
Sprint Nextel Corp.	227,548	4,672
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(f)	143,778	1,018
TOTAL COMMON STOCKS (Cost $30,119)		40,208
Nonconvertible Preferred Stocks - 0.4%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	14,969	18,562
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,915)		18,585
Floating Rate Loans - 11.4%
	Principal Amount (000s)
Automotive - 1.1%
Dana Corp. term loan 7.88% 4/13/08 (e)	$ 5,780	5,664
Delphi Corp. term loan:
7.625% 12/31/07 (e)	1,450	1,421
8.125% 12/31/07 (e)	6,210	6,086
Ford Motor Co. term loan 8.36% 12/15/13 (e)	24,875	23,507
General Motors Corp. term loan 7.735% 11/29/13 (e)	2,706	2,571
Lear Corp. term loan 7.846% 4/25/12 (e)	4,970	4,722
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Navistar International Corp.:
term loan 8.61% 1/19/12 (e)	$ 6,475	$ 6,249
Credit-Linked Deposit 8.5908% 1/19/12 (e)	2,355	2,272
		52,492
Building Materials - 0.2%
Building Materials Corp. of America term loan 8.125% 2/22/14 (e)	9,950	9,055
Cable TV - 2.0%
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.36% 3/6/14 (e)	17,900	17,005
7.36% 3/6/14 (e)	41,258	39,195
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (e)	41,624	39,334
		95,534
Chemicals - 0.3%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (e)	592	545
term loan 7.11% 4/2/14 (e)	3,250	3,038
Hexion Specialty Chemicals, Inc.:
term loan 7.625% 5/5/13 (e)	9,888	9,561
Tranche C5, term loan 7.625% 5/5/13 (e)	250	238
		13,382
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (e)	4,844	4,675
Tranche C, term loan 7.07% 4/18/12 (e)	2,808	2,710
		7,385
Electric Utilities - 0.6%
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (e)	22,494	21,594
Riverside Energy Center LLC:
term loan 9.57% 6/24/11 (e)	8,405	8,321
Credit-Linked Deposit 9.57% 6/24/11 (e)	425	421
		30,336
Energy - 0.3%
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (e)	1,593	1,513
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	$ 12,610	$ 12,547
8.985% 4/1/14 (e)	2,310	2,287
		16,347
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (e)	7,870	7,555
Gaming - 0.1%
Venetian Macau Ltd. Tranche B, term loan 7.61% 5/26/12 (e)	5,507	5,176
Healthcare - 2.0%
Community Health Systems, Inc.:
term loan 7.57% 7/25/14 (e)	18,763	17,637
Tranche DD, term loan 7/25/14 (e)(g)	1,237	1,163
DaVita, Inc. Tranche B1, term loan 6.8632% 10/5/12 (e)	21,407	19,909
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (e)	51,550	48,973
LifeCare Holdings, Inc. term loan 8.36% 8/11/12 (e)	9,854	9,066
Sheridan Healthcare, Inc. Tranche 1LN, term loan 7.86% 6/15/14 (e)	2,740	2,576
		99,324
Paper - 0.7%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (e)	33,490	31,481
Services - 0.9%
Aramark Corp.:
term loan 7.36% 1/26/14 (e)	6,603	6,141
7.485% 1/26/14 (e)	465	432
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.61% 4/19/12 (e)	12,309	11,817
RSC Equipment Rental Tranche 2LN, term loan 8.86% 11/30/13 (e)	7,314	6,948
Thomson Learning, Inc. term loan 8.07% 7/5/14 (e)	20,000	19,000
		44,338
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 7.625% 10/31/13 (e)	16,892	15,879
Super Retail - 0.5%
Neiman Marcus Group, Inc. term loan 7.1097% 4/6/13 (e)	6,200	5,952
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (e)	20,240	20,240
		26,192
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - 0.8%
Open Text Corp. term loan 7.82% 10/2/13 (e)	$ 3,278	$ 3,242
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (e)	38,416	36,880
		40,122
Telecommunications - 1.2%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (e)	5,250	5,119
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (e)	1,634	1,552
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (e)	34,030	31,988
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (e)	10,812	10,461
Wind Telecomunicazioni SpA term loan 12.61% 12/12/11 pay-in-kind (e)	10,076	10,030
		59,150
TOTAL FLOATING RATE LOANS (Cost $580,133)		553,748
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 5.38% (b) (Cost $236,307)	236,307,043	236,307
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,696)	$ 2,696	2,696
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $4,953,266)		4,796,633
NET OTHER ASSETS - 1.3%		64,916
NET ASSETS - 100%		$ 4,861,549
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,178,804,000 or 24.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,086,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,237,000 and $1,163,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,696,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 484
Merrill Lynch Government Securities, Inc.	2,212
$ 2,696
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,504
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,943,753,000. Net unrealized depreciation aggregated $147,120,000, of which $66,486,000 related to appreciated investment securities and $213,606,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007